Classification of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Classification of Financial Instruments [Abstract]
Classification of financial assets
Classification of financial assets as of December 31, 2016 and 2017 are as follows:

		2016
		Financial assets at fair value through profit or loss	Loans and receivables	Available-for-sale financial assets	Held-to-maturity investments	Derivative assets (using hedge accounting)	Total
		In millions of won
Current assets
Cash and cash equivalents	￦	—	3,051,353	—	—	—	3,051,353
Current financial assets
Held-to-maturity investments		—	—	—	114	—	114
Derivative assets		79,709	—	—	—	113,574	193,283
Other financial assets		—	2,478,592	—	—	—	2,478,592
Trade and other receivables		—	7,788,876	—	—	—	7,788,876

		79,709	13,318,821	—	114	113,574	13,512,218

Non-current assets
Non-current financial assets
Available-for-sale financial assets		—	—	1,014,732	—	—	1,014,732
Held-to-maturity investments		—	—	—	3,130	—	3,130
Derivative assets		287,768	—	—	—	300,323	588,091
Other financial assets		—	1,051,541	—	—	—	1,051,541
Trade and other receivables		—	1,903,515	—	—	—	1,903,515

		287,768	2,955,056	1,014,732	3,130	300,323	4,561,009

	￦	367,477	16,273,877	1,014,732	3,244	413,897	18,073,227

		2017
		Financial assets at fair value through profit or loss	Loans and receivables	Available-for-sale financial assets	Held-to-maturity investments	Derivative assets (using hedge accounting)	Total
		In millions of won
Current assets
Cash and cash equivalents	￦	—	2,369,739	—	—	—	2,369,739
Current financial assets
Held-to-maturity investments		—	—	—	5	—	5
Derivative assets		12,923	—	—	—	12	12,935
Other financial assets		—	1,945,417	—	—	—	1,945,417
Trade and other receivables		—	7,928,972	—	—	—	7,928,972

		12,923	12,244,128	—	5	12	12,257,068

Non-current assets
Non-current financial assets
Available-for-sale financial assets		—	—	699,833	—	—	699,833
Held-to-maturity investments		—	—	—	3,139	—	3,139
Derivative assets		9,097	—	—	—	10,594	19,691
Other financial assets		111,512	1,204,738	—	—	—	1,316,250
Trade and other receivables		—	1,754,797	—	—	—	1,754,797

		120,609	2,959,535	699,833	3,139	10,594	3,793,710

	￦	133,532	15,203,663	699,833	3,144	10,606	16,050,778

Classification of financial liabilities
Classification of financial liabilities as of December 31, 2016 and 2017 are as follows:

		2016
		Financial liabilities at fair value through profit or loss	Financial liabilities recognized at amortized cost	Derivative liabilities (using hedge accounting)	Total
		In millions of won
Current liabilities
Borrowings	￦	—	1,115,521	—	1,115,521
Debt securities		—	7,823,557	—	7,823,557
Derivative liabilities		3,251	—	—	3,251
Trade and other payables		—	5,585,411	—	5,585,411

		3,251	14,524,489		14,527,740

Non-current liabilities
Borrowings		—	1,773,891	—	1,773,891
Debt securities		—	42,926,236	—	42,926,236
Derivative liabilities		18,278	—	117,157	135,435
Trade and other payables		—	3,558,175	—	3,558,175

		18,278	48,258,302	117,157	48,393,737

	￦	21,529	62,782,791	117,157	62,921,477

		2017
		Financial liabilities at fair value through profit or loss	Financial liabilities recognized at amortized cost	Derivative liabilities (using hedge accounting)	Total
		In millions of won
Current liabilities
Borrowings	￦	—	1,165,985	—	1,165,985
Debt securities		—	7,957,300	—	7,957,300
Derivative liabilities		51,090	—	20,177	71,267
Trade and other payables		—	5,999,521	—	5,999,521

		51,090	15,122,806	20,177	15,194,073

Non-current liabilities
Borrowings		—	2,434,624	—	2,434,624
Debt securities		—	43,189,483	—	43,189,483
Derivative liabilities		99,839	—	256,953	356,792
Trade and other payables		—	3,223,480	—	3,223,480

		99,839	48,847,587	256,953	49,204,379

	￦	150,929	63,970,393	277,130	64,398,452

Classification of comprehensive income (loss) from financial instruments
Classification of comprehensive income (loss) from financial instruments for the years ended December 31, 2015, 2016 and 2017 are as follows:

			2015	2016	2017
			In millions of won
Cash and cash equivalents	Interest income	￦	54,687	61,380	35,474
Available-for-sale financial assets	Dividends income		14,069	9,446	11,477
	Impairment loss on available-for-sale financial assets		(84,370)	(86,703)	(2,713)
	Gain (loss) on disposal of available-for-sale financial assets		(3,004)	1,473	(1,213)
	Interest income		29	—	—
Held-to-maturity investments	Interest income		99	97	82
Loans and receivables	Interest income		28,586	25,106	30,014
Trade and other receivables	Interest income		100,771	102,237	102,727
Short-term financial instruments	Interest income		46,921	45,763	29,412
Long-term financial instruments	Interest income		10,492	7,195	8,144
Financial assets at fair value through profit or loss	Interest income		—	—	290
	Gain (loss) on valuation of derivatives		220,285	113,671	(214,100)
	Gain (loss) on transaction of derivatives		8,605	(8,039)	(37,266)
	Gain on valuation of financial assets		—	—	12
Derivative assets (using hedge accounting)	Gain (loss) on valuation of derivatives (profit or loss)		244,020	145,458	(41,129)
	Gain (loss) on valuation of derivatives (equity, before tax)(*)		(12,572)	50,047	2,453
	Gain (loss) on transaction of derivatives		2,818	(13,994)	(58,299)
Financial liabilities carried at amortized cost	Interest expense of borrowings and debt securities		(1,392,477)	(1,202,065)	(1,240,727)
	Loss on retirement of financial liabilities		(33)	(23,000)	(5)
	Interest expense of trade and other payables		(84,527)	(68,375)	(57,160)
	Interest expense of others		(538,680)	(482,428)	(491,665)
	Gain (loss) on foreign currency transactions and translations		(708,178)	(290,485)	1,075,215
Financial liabilities at fair value through profit or loss	Gain (loss) on valuation of derivatives		35,312	23,225	(179,879)
	Gain (loss) on transaction of derivatives		107,454	17,045	(27,175)
Derivative liabilities (using hedge accounting)	Gain (loss) on valuation of derivatives (profit or loss)		93,914	5,714	(439,559)
	Gain (loss) on valuation of derivatives (equity, before tax)(*)		9,728	(3,297)	29,431
	Loss on transaction of derivatives		(4,288)	(51,450)	(46,221)

(*)	Items are included in other comprehensive income or loss. All other income and gain amounts listed above are included in finance income, and all expense and losses listed above are included in finance expenses in the consolidated statements of comprehensive income or loss.